Leases (Details) - Schedule of Components of Lease Cost ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)
Schedule of Components of Lease Cost [Abstract]
Operating lease cost	₨ 436	$ 5.3	₨ 439
Short-term lease cost	22	0.3	17
Total lease cost	₨ 458	$ 5.6	₨ 456